Nuance Concentrated Value Long-Short Fund
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.3%
Consumer Staples# - 27.6%
Beiersdorf AG - ADR (a)	195,930	$4,755,221
Cal-Maine Foods, Inc. (a)	13,783	788,663
Clorox Co. (a)	67,321	9,740,676
Henkel AG & Co. KGaA - ADR (a)	822,641	13,664,067
Kimberly-Clark Corp. (a)	96,212	12,508,522
Mission Produce, Inc. (a) *	158,174	1,970,848
		43,427,997
Financials - 12.3%
Chubb Ltd. - ADR (a)	8,611	1,958,916
Hartford Financial Services Group Inc. (a)	9,331	724,179
Northern Trust Corp. (a)	75,139	7,286,229
Reinsurance Group of America, Inc. (a)	18,837	2,858,891
Travelers Companies, Inc. (a)	34,539	6,601,094
		19,429,309
Healthcare+ - 28.2%
Dentsply Sirona, Inc. (a)	347,481	12,797,725
ICU Medical, Inc. (a) *	31,767	6,138,337
Medtronic PLC - ADR (a)	57,624	4,822,553
Smith & Nephew - ADR (a)	412,810	11,476,118
Universal Health Services, Inc. - Class B (a)	45,817	6,790,538
Zimmer Biomet Holdings, Inc. (a)	18,684	2,379,220
		44,404,491
Industrials - 14.1%
3M Co. (a)	75,717	8,713,512
Aerojet Rocketdyne Holdings, Inc. (a) *	42,154	2,357,252
Knorr-Bremse AG - ADR (a)	384,186	6,254,548
Mueller Water Products, Inc.- Class A (a)	396,849	5,020,140
		22,345,452
Information Technology - 1.6%
Amphenol Corp. - Class A (a)	20,304	1,619,650
Applied Materials, Inc. (a)	7,901	880,883
		2,500,533
Materials - 1.8%
AptarGroup, Inc. (a)	24,014	2,776,979

Real Estate - 4.6%
Equity Commonwealth (a)	68,440	1,746,589
Healthcare Realty Trust, Inc. (a)	255,654	5,504,231
		7,250,820
Utilities - 2.1%
SJW Group (a)	16,903	1,308,461
United Utilities Group PLC - ADR (a)	78,002	2,027,272
		3,335,733
Total Common Stocks
(Cost $133,031,479)		145,471,314

SHORT-TERM INVESTMENT - 9.5%
First American Government Obligations Fund, Class X, 4.14% (a)^
(Cost $14,955,444)	14,955,444	14,955,444
Total Investments - 101.8%
(Cost $147,986,923)		160,426,758
Other Assets and Liabilities, Net - (1.8)%		(2,898,745)
Total Net Assets - 100.0%		$157,528,013

#
The Fund is significantly invested in this sector and therefore is subject to additional risks. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

(a)	All or a portion of this security is designated as collateral for securities sold short. As of January 31, 2023, the value of the collateral was $160,426,758.
*	Non-income producing security
+
The Fund is significantly invested in this sector and therefore is subject to additional risks. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

^	The rate shown is the annualized seven day effective yield as of January 31, 2023.
ADR	American Depository Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$145,471,314	$-	$-	$145,471,314
Short-Term Investment	14,955,444	-	-	14,955,444
Total Investments	$160,426,758	$-	$-	$160,426,758

Refer to the Schedule of Investments for further information on the classification of investments.

Nuance Concentrated Value Long-Short Fund
Schedule of Securities Sold Short
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.5%
Consumer Discretionary - 16.8%
AutoZone, Inc. *	2,464	6,009,326
D.R. Horton, Inc.	14,559	1,436,828
Dollar General Corp.	11,640	2,719,104
Home Depot, Inc.	15,645	5,071,640
Lowe's Companies, Inc.	5,606	1,167,450
McDonald's Corp.	4,770	1,275,498
O'Reilly Automotive, Inc. *	7,904	6,262,734
TJX Companies, Inc.	14,768	1,208,908
Yum Brands, Inc.	10,389	1,355,868
		26,507,356
Consumer Staples - 8.8%
Coca-Cola Co.	46,847	2,872,658
Costco Wholesale Corp.	5,820	2,974,835
General Mills, Inc.	32,676	2,560,491
Mondelez International, Inc. - Class A	42,038	2,750,967
PepsiCo, Inc.	15,750	2,693,565
		13,852,516
Energy - 12.4%
Canadian Natural Resources Ltd.	52,227	3,208,827
Chevron Corp.	17,124	2,979,918
ConocoPhillips	23,980	2,922,443
Marathon Petroleum Corp.	26,639	3,423,644
Phillips 66	11,441	1,147,189
Valero Energy Corp.	41,208	5,770,356
		19,452,377
Financials - 8.1%
Allstate Corp.	9,574	1,229,972
American Express Co.	6,713	1,174,305
Bank of America Corp.	28,916	1,025,940
Marsh & McLennan Companies, Inc.	19,266	3,369,816
Progressive Corp.	43,521	5,934,088
		12,734,121
Healthcare - 1.7%
HCA Healthcare, Inc.	10,740	2,739,452

Industrials - 32.3%
Carrier Global Corp.	24,484	1,114,757
Caterpillar, Inc.	11,268	2,842,804
Cintas Corp.	13,562	6,018,002
CSX Corp.	83,609	2,585,190
Cummins, Inc.	11,406	2,846,253
Deere & Co.	14,411	6,093,547
Eaton Corporation PLC	15,304	2,482,462
Emerson Electric Co.	12,752	1,150,485
Ferguson PLC	8,917	1,269,246
Illinois Tool Works, Inc.	12,510	2,952,860
Norfolk Southern Corp.	10,627	2,612,223
Otis Worldwide Corp.	14,112	1,160,430
Parker-Hannifin Corp.	3,523	1,148,498
Republic Services, Inc.	40,986	5,115,873
Trane Technologies	16,712	2,993,453
Union Pacific Corp.	13,901	2,838,445
Waste Management, Inc.	36,927	5,713,715
		50,938,243
Information Technology - 3.8%
Automatic Data Processing, Inc.	12,666	2,860,109
Paychex, Inc.	26,282	3,045,033
		5,905,142
Materials - 2.4%
Avery Dennison Corp.	6,660	1,261,670
Sherwin-Williams Co.	10,540	2,493,659
		3,755,329
Real Estate - 3.2%
Prologis, Inc.	20,611	2,664,590
Public Storage	4,190	1,275,185
Weyerhaeuser Co.	33,100	1,139,633
		5,079,408
Total Securities Sold Short
(Proceeds $130,775,507)		$140,963,944

* Non-income producing security